Operating lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Operating Lease Liabilities and Lease Costs

	December 31, 2022	December 31, 2021
Operating lease commitments	$581.6	$791.2
Impact of discounting	(66.3)	(104.6)
Impact of changes in variable rates	(8.3)	30.8
Operating lease liabilities	507.0	717.4
Current portion of operating lease liabilities	(115.3)	(155.1)
Operating lease liabilities	$391.7	$562.3
Operating lease costs related to vessel sale-leaseback transactions and other leases are summarized as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
Lease costs:
Operating lease costs	$128.5	$160.2
Variable lease adjustments	(4.8)	(13.7)

Other information:
Operating cash outflow used for operating leases	116.5	143.2
Weighted average discount rate(1)	4.8%	4.8%
Weighted average remaining lease term	5 years	6 years

(1)The weighted average discount rate is based on a fixed rate at the time the lease was entered into and is adjusted quarterly as each lease payment is made.